Cover	Sep. 17, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	WHEELER REAL ESTATE INVESTMENT TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35713
Entity Tax Identification Number	45-2681082
Entity Address, Address Line One	2529 Virginia Beach Blvd
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23452
City Area Code	757
Local Phone Number	627-9088
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001527541
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock, $0.01 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	WHLR
Security Exchange Name	NASDAQ
Series B Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series B Preferred Stock
Trading Symbol	WHLRP
Security Exchange Name	NASDAQ
Series D Cumulative Convertible Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series D Cumulative Convertible Preferred Stock
Trading Symbol	WHLRD
Security Exchange Name	NASDAQ
7.00% Subordinated Convertible Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	7.00% Subordinated Convertible Notes due 2031
Trading Symbol	WHLRL
Security Exchange Name	NASDAQ